ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Provision for credit losses	$ 1,607,934	$ 188,432
[custom:ReversalOfCreditLosses]			$ 11,041